Income and Expenses Relating to Life Insurance Operations	12 Months Ended
Mar. 31, 2024
Insurance [Abstract]
Income and Expenses Relating to Life Insurance Operations
23. Income and Expenses Relating to Life Insurance Operations
Life insurance premiums and related investment income in fiscal 2022, 2023 and 2024 consist of the following:

	Millions of yen
	2022	2023	2024
Life insurance premiums	¥431,289	¥451,404	¥459,655
Life insurance related investment income*	50,521	42,666	99,268

	¥481,810	¥494,070	¥558,923

*
Life insurance related investment income in fiscal 2022, 2023 and 2024 include net unrealized holding gains of ¥8,004 million, ¥851 million and ¥43,301 million on equity securities held as of March 31, 2022, 2023 and 2024, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2022, 2023 and 2024, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2022	2023	2024
Reinsurance benefits	¥2,744	¥3,239	¥3,452
Reinsurance premiums	(4,498)	(4,891)	(4,937)
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2022, 2023 and 2024 are mainly as follows:

	Millions of yen
	2022	2023	2024
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥8,501	¥(2,312)	¥40,821
Net gains or losses from derivative contracts :	(1,520)	(1,360)	(3,568)
Futures	(1,075)	(855)	(3,046)
Foreign exchange contracts	(445)	(505)	(522)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(67,984)	¥(35,097)	¥3,208
Insurance costs recognized for insurance and annuity payouts as a result of insured events	69,727	28,754	26,997
Changes in the fair value of the reinsurance contracts	1,083	538	1,890